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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:
                                               ---------------------------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Horizon Global Advisers, LLC
Address:   411 Theodore Fremd Ave Suite 206S
           Rye, NY 10580

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Quigley
Title:  CEO, Horizon Global Advisers, LLC
Phone:  (646) 495-7338

Signature, Place, and Date of Signing:

     Kevin  Quigley                  Rye, NY                    11-13-12
------------------------   ------------------------   --------------------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            92

Form 13F Information Table Value Total:     $ 139,259
                                          ------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

1 HORIZON KINETICS, LLC 028-14519

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
         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4 COLUMN 5                COLUMN 6        COLUMN 7     COLUMN 8
                                                      FAIR                           INVESTMENT                 VOTING AUTHORITY
                                TITLE                MARKET                          DISCRETION
                                 OF                   VALUE            SH/ PUT/                        OTHER
      NAME OF ISSUER            CLASS       CUSIP   (X 1,000)  SHARES  PRN CALL SOLE   SHARED   OTHER MANAGERS SOLE  SHARED  NONE
--------------------------- ------------- --------- --------- -------- --- ---- ---- ---------- ----- -------- ---- -------- ----
LIBERTY MEDIA CORPORATION    LIB CAP COM
 LIB CAP COM A                     A      530322106    13,439  129,125  SH              129,125           1          129,125
HOWARD HUGHES CORP COM           COM      44267D107    10,329  145,378  SH              145,378           1          145,378
JARDEN CORP                      COM      471109108     9,370  177,338  SH              177,338           1          177,338
AUTONATION INC COM               COM      05329W102     7,234  165,674  SH              165,674           1          165,674
VIRTUS INVT PARTNERS INC
 COM                             COM      92828Q109     7,222   83,978  SH               83,978           1           83,978
SEARS HLDGS CORP COM             COM      812350106     7,108  128,100  SH              128,100           1          128,100
LEUCADIA NATIONAL CORP           COM      527288104     5,807  255,252  SH              255,252           1          255,252
BROOKFIELD ASSET MGMT INC    CL A LTD VT
 VTG SHS                         SH       112585104     5,534  160,365  SH              160,365           1          160,365
ICAHN ENTERPRISES LPDEP
 UNIT                         DEP UNIT    451100101     5,518  135,234  SH              135,234           1          135,234
LAS VEGAS SANDS CORP             COM      517834107     4,239   91,410  SH               91,410           1           91,410
GENERAL GROWTH PPTYS INC
 NEWCOM                          COM      370023103     3,958  203,200  SH              203,200           1          203,200
DISH NETWORK CORP CL A         CLASS A    25470M109     2,753   89,930  SH               89,930           1           89,930
WPX ENERGY INC COM               COM      98212B103     2,706  163,100  SH              163,100           1          163,100
AIR LEASE CORP CL A            CLASS A    00912X302     2,355  115,460  SH              115,460           1          115,460
DREAMWORKS ANIMATION SKG
 INCCL A                       CLASS A    26153C103     2,273  118,181  SH              118,181           1          118,181
BROOKFIELD RESIDENTIAL
 PPTY I COM                      COM      11283W104     1,948  139,360  SH              139,360           1          139,360
BERKSHIRE HATHAWAY INC DEL     CLASS A    084670108     1,725       13  SH                   13           1               13
WYNN RESORTS LTD                 COM      983134107     1,527   13,231  SH               13,231           1           13,231
FRANCO NEVADA CORP COM           COM      351858105     1,509   25,600  SH               25,600           1           25,600
ROUSE PPTYS INC COM              COM      779287101     1,431   99,694  SH               99,694           1           99,694
SPDR INDEX SHS FDS S&P
 CHINA ETF                  S&P CHINA ETF 78463X400     1,340   20,575  SH               20,575           1           20,575
LIMITED BRANDS INC               COM      532716107     1,262   25,610  SH               25,610           1           25,610
ING PRIME RATE TR SH BEN
 INT                         SH BEN INT   44977W106     1,167  188,470  SH              188,470           1          188,470
EATON VANCE SR FLTNG RTE TR      COM      27828Q105     1,159   69,826  SH               69,826           1           69,826
NOVAGOLD RES INC COM NEW         COM      66987E206     1,131  202,000  SH              202,000           1          202,000
MCEWEN MNG INC                   COM      58039P107     1,050  228,851  SH              228,851           1          228,851
PIMCO INCOME STRATEGY
 FUND II                         COM      72201J104     1,044   91,426  SH               91,426           1           91,426
GOOGLE INC CL A                CLASS A    38259P508     1,034    1,371  SH                1,371           1            1,371
VIASAT INC                       COM      92552V100       987   26,400  SH               26,400           1           26,400
PIMCO INCOME OPPORTUNITY FD      COM      72202B100       969   32,044  SH               32,044           1           32,044
INVESCO VAN KAMPEN SENIOR
 INCOME TRUST                    COM      46131H107       965  192,626  SH              192,626           1          192,626
PCM FUND INC                     COM      69323T101       944   76,033  SH               76,033           1           76,033
EATON VANCE FLTING RATE INC      COM      278279104       915   54,749  SH               54,749           1           54,749
VORNADO RLTY TR SBI          SH BEN INT   929042109       899   11,094  SH               11,094           1           11,094
EATON VANCE LTD DUR
 INCOME F                        COM      27828H105       896   52,754  SH               52,754           1           52,754
OAKTREE CAP GROUP LLC UNIT
 CL A                          CLASS A    674001201       886   21,618  SH               21,618           1           21,618
INVESCO VAN KAMPEN DYNAMIC
 CREDIT OPPORTUNIT               COM      46132R104       870   68,630  SH               68,630           1           68,630
GREENLIGHT CAPITAL RE LTD
 CLASS A                       CLASS A    G4095J109       839   33,899  SH               33,899           1           33,899
CME GROUP INC COM                COM      12572Q105       827   14,440  SH               14,440           1           14,440
FIRST TR/FOUR CRNRS SR
 FLOAT                           COM      33733U108       825   52,300  SH               52,300           1           52,300
NUVEEN FLOATING RATE INCOME      COM      67072T108       806   64,497  SH               64,497           1           64,497
CBOE HLDGS INC COM               COM      12503M108       781   26,550  SH               26,550           1           26,550
EQUITY LIFESTYLE PPTYS INC
 COM                             COM      29472R108       773   11,350  SH               11,350           1           11,350
LENNAR CORP CL A               CLASS A    526057104       744   21,400  SH               21,400           1           21,400
INVESCO MUNICIPAL INCOME
 OPPORTUNITIES TRUST             COM      46132X101       731   97,399  SH               97,399           1           97,399
EATON VANCE SR INCOME TR
 SH BEN INT                  SH BEN INT   27826S103       703   92,538  SH               92,538           1           92,538
BLACKROCK FLOAT RATE OME
 STR                             COM      09255X100       702   46,580  SH               46,580           1           46,580
CONTINENTAL RESOURCES INC
 COM                             COM      212015101       678    8,820  SH                8,820           1            8,820
WISDOMTREE TRUST INDIA
 ERNGS FD                        COM      97717W422       646   34,100  SH               34,100           1           34,100
PIMCO INCOME STRATEGY FUND       COM      72201H108       634   47,946  SH               47,946           1           47,946
NUVEEN SR INCOME FD              COM      67067Y104       631   84,440  SH               84,440           1           84,440
BLACKROCK FL RATE OME STRA
 I SHS                           COM      09255Y108       628   45,670  SH               45,670           1           45,670
PIONEER FLOATING RATE TR         COM      72369J102       610   43,330  SH               43,330           1           43,330
COLFAX CORP COM                  COM      194014106       591   16,120  SH               16,120           1           16,120
PROSHARES SHORT VIX ST TRM  SHORT VIX ST
                                 TRM      74347W627       565    8,380  SH                8,380           1            8,380
LIBERTY INTERACTIVE CORP
 SER A                      INT COM SER A 53071M104       533   28,820  SH               28,820           1           28,820
NUVEEN FLTNG RTE INCM OPP
 FDCOM SHS                       COM      6706EN100       516   41,151  SH               41,151           1           41,151
ISHARES TR FTSE CHINA 25    FTSE CHINA25
 IDX                             IDX      464287184       499   14,430  SH               14,430           1           14,430
MSC INDL DIRECT INC CL A       CLASS A    553530106       465    6,900  SH                6,900           1            6,900
MASTERCARD INC CL A COM          COM      57636Q104       422      935  SH                  935           1              935
FOREST CITY ENTERPRISES
 INC CL A                      CLASS A    345550107       401   25,310  SH               25,310           1           25,310
URSTADT BIDDLE PPTYS INS
 CL A                          CLASS A    917286205       399   19,700  SH               19,700           1           19,700
GUGGENHEIM CHINA REAL        GUGG CHN RL
 ESTATE ETF                      EST      18383Q861       373   18,600  SH               18,600           1           18,600
WINTHROP RLTY TR SH BEN
 INT NEW                     SH BEN INT   976391300       373   34,600  SH               34,600           1           34,600
BERKSHIRE HATHAWAY INC DEL
 CL B NEW                      CLASS B    084670702       371    4,210  SH                4,210           1            4,210
SEARS HOMETOWN AND OUTLET       RIGHT
 STORES RIGHTS               10/08/2012   812350114       348  128,100  SH              128,100           1          128,100
WISDOMTREE INVTS INC             COM      97717P104       338   50,500  SH               50,500           1           50,500
NUVEEN DIVID ADVANTAGE
 MUN F                           COM      67066V101       338   21,430  SH               21,430           1           21,430
NUVEEN DIV ADV MUNI FD 3
 SH BEN INT                  SH BEN INT   67070X101       330   20,950  SH               20,950           1           20,950
BLACKROCK FLOATING RATE
 INCOME                          COM      091941104       321   21,800  SH               21,800           1           21,800
PUTNAM MANAGED MUN INCOM TR      COM      746823103       306   36,180  SH               36,180           1           36,180
ALLIANCE WORLD DLR GVT
 FD II                           COM      01879R106       297   18,700  SH               18,700           1           18,700
MARKET VECTORS ETF TR
 GAMING ETF                  GAMING ETF   57060U829       295    8,679  SH                8,679           1            8,679
NUVEEN CA SELECT QUALITY
 MUNCOM                          COM      670975101       284   16,620  SH               16,620           1           16,620
PIONEER MUN HIGH INCOME TR
 SHS                             COM      723763108       280   17,063  SH               17,063           1           17,063
BLACKROCK SR HIGH INCOME FD      COM      09255T109       279   63,630  SH               63,630           1           63,630
DREYFUS STRATEGIC MUNS INC       COM      261932107       279   27,820  SH               27,820           1           27,820
VIACOM INC NEW CL B            CLASS B    92553P201       279    5,200  SH                5,200           1            5,200
LMP CORPORATE LN FD INC          COM      50208B100       274   20,400  SH               20,400           1           20,400
PIONEER MUN HIGH INC ADV TR      COM      723762100       256   16,026  SH               16,026           1           16,026

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
MFS MUN INCOME TR SH BEN
 INT                         SH BEN INT   552738106       255   30,987  SH               30,987           1           30,987
NUVEEN PERFORM PLUS MUN FD       COM      67062P108       246   14,600  SH               14,600           1           14,600
MFS HIGH INCOME MUN TR SH
 BEN INT                     SH BEN INT   59318D104       242   40,251  SH               40,251           1           40,251
MARKET VECTORS ETF TR HG     HG YLD MUN
 YLD MUN ETF                     ETF      57060U878       231    7,010  SH                7,010           1            7,010
EATON VANCE CA MUN BD FD         COM      27828A100       228   18,053  SH               18,053           1           18,053
MFS HIGH YIELD MUN TR SH
 BEN INT                     SH BEN INT   59318E102       199   37,204  SH               37,204           1           37,204
NUVEEN CALIF AMT-FREE MUN
 INC FD                          COM      670651108       190   12,065  SH               12,065           1           12,065
TEMPLETON EMERG MKTS INCOME      COM      880192109       189   11,188  SH               11,188           1           11,188
NUVEEN PREM INCOME MUN FD
 4.000% 00/00/00                 COM      6706K4105       160   10,833  SH               10,833           1           10,833
IDT CORP CL B NEW              CLASS B    448947507       103   10,040  SH               10,040           1           10,040
NOVACOPPER INC COM               COM      66988K102        72   33,666  SH               33,666           1           33,666
GENIE ENERGY LTD CL B          CLASS B    372284208        71   10,040  SH               10,040           1           10,040